Costs and expenses by nature (Details Textuals) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Expenses by nature [abstract]
(-) Listing expenses	R$ 215,570			R$ 0	R$ 0
Merger Non capitalized expense	33,198
Write-off of creditor invoice	R$ 4,300	[1]	$ 800	R$ 0	R$ 0

[1]	In 2022, the Group concluded negotiation with one of its suppliers which resulted in the forgiveness of the amount owed of approximately $800 thousand, corresponding to R$4.300